Offerings	Aug. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no nominal value
Amount Registered | shares	8,673,339
Proposed Maximum Offering Price per Unit	10.44
Maximum Aggregate Offering Price	$ 90,549,659.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,504.91
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, IQM is also registering an indeterminate number of additional securities that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. Capitalized terms not otherwise defined herein shall have the meaning given in the Registration Statement on Form F-1 to which this Exhibit 107 corresponds. (b) Consists of (i) 4,298,339 IQM Shares represented by IQM ADSs that were issued to certain PIPE Investors in the PIPE Financing and (ii) 4,375,000 IQM Shares that were issued to RAAQ Insiders at the Closing of the Business Combination in exchange for their Class B Ordinary Shares in RAAQ. (c) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act. Based on the average of the high and low prices of IQM ADSs on the Nasdaq Stock Market ("Nasdaq") on July 29, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no nominal value, issuable upon exercise of Private Placement Warrants
Amount Registered | shares	3,905,981
Proposed Maximum Offering Price per Unit	14.10
Maximum Aggregate Offering Price	$ 55,074,332.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,605.77
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, IQM is also registering an indeterminate number of additional securities that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. Capitalized terms not otherwise defined herein shall have the meaning given in the Registration Statement on Form F-1 to which this Exhibit 107 corresponds. (b) Calculated in accordance with Rule 457(g) under the Securities Act, based on the current $11.50 exercise price of the Private Placement Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Private Placement Warrants
Amount Registered | shares	3,905,981
Proposed Maximum Offering Price per Unit	14.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, IQM is also registering an indeterminate number of additional securities that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. Capitalized terms not otherwise defined herein shall have the meaning given in the Registration Statement on Form F-1 to which this Exhibit 107 corresponds. (b) Represents the sum of (i) $2.60, the average of the high and low prices for the Private Placement Warrants as reported on Nasdaq on July 29, 2026, and (ii) $11.50, the current exercise price of Private Placement Warrants, resulting in a combined maximum offering price per Private Placement Warrants of $14.10. The Private Placement Warrants as well as the maximum number of IQM Shares, including IQM Shares represented by IQM ADSs, issuable upon exercise of the Private Placement Warrants is being simultaneously registered hereunder. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Private Placement Warrants has been allocated to the underlying IQM Shares and those IQM Shares are included in the registration fee.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no nominal value, issuable upon exercise of Public Warrants
Amount Registered | shares	8,624,989
Proposed Maximum Offering Price per Unit	14.10
Maximum Aggregate Offering Price	$ 121,612,344.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,794.67
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, IQM is also registering an indeterminate number of additional securities that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. Capitalized terms not otherwise defined herein shall have the meaning given in the Registration Statement on Form F-1 to which this Exhibit 107 corresponds. (b) Calculated in accordance with Rule 457(g) under the Securities Act, based on the current $11.50 exercise price of the Public Warrants.